Contents of Significant Accounts - Movement of Loss Allowance (Detail) - Trade receivables [member] - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Beginning balance	$ 48,152	$ 39,578
Net charge for the period	573,258	8,574
Ending balance	$ 621,410	$ 48,152